Condensed Consolidated Statement of Profit or Loss and OCI - EUR (€) € in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Consolidated Statement of Profit or Loss and Comprehensive Income
Revenue		€ 1,370	€ 814	€ 3,230	€ 2,874
Other income			74	80	274
Research and development costs		(5,446)	(15,352)	(17,415)	(40,168)
General and administrative costs		(3,315)	(5,359)	(11,486)	(15,679)
Total operating costs		(8,761)	(20,711)	(28,901)	(55,847)
Operating result		(7,391)	(19,823)	(25,591)	(52,699)
Finance income and expense		363	599	289	940
Results related to associates					(8)
Result on derecognition of subsidiary		92		92
Results related to financial liabilities measured at FVTPL		118	5	1,009	3,831
Result on derecognition of financial liabilities		1,357	(4,016)	1,866	(2,872)
Result before corporate income taxes		(5,461)	(23,235)	(22,335)	(50,808)
Income taxes		41	(69)	83	(96)
Result for the period		(5,420)	(23,304)	(22,252)	(50,904)
Foreign exchange differences on translation of foreign operations		286	612	74	1,523
Total comprehensive income		(5,755)	(22,692)	(22,799)	(49,381)
Items that will not be reclassified subsequently to profit or loss
Fair value loss on investment in financial asset designated as at FVTOCI		(621)		(621)
Items that may be reclassified subsequently to profit or loss
Foreign exchange differences on translation of foreign operations		286	612	74	1,523
Total comprehensive income		(5,755)	(22,692)	(22,799)	(49,381)
Result attributable to
Owners of the Company		(5,710)	(23,318)	(22,636)	(51,127)
Non-controlling interests		290	14	384	223
Result for the period		(5,420)	(23,304)	(22,252)	(50,904)
Total comprehensive income attributable to
Owners of the Company		(6,045)	(22,706)	(23,183)	(49,604)
Non-controlling interests		290	14	384	223
Total comprehensive income		€ (5,755)	€ (22,692)	€ (22,799)	€ (49,381)
Share information
Weighted average number of shares outstanding	[1]	81,000,320	71,382,837	80,942,881	71,367,459
Weighted average number of ordinary shares used in calculating diluted earnings per share	[1]	81,000,320	71,382,837	80,942,881	71,367,459
Earnings per share attributable to owners of the Company (Euro per share)
Basic loss per share	[1]	€ (0.07)	€ (0.33)	€ (0.28)	€ (0.72)
Diluted loss per share	[1]	€ (0.07)	€ (0.33)	€ (0.28)	€ (0.72)

[1]	For these periods the potential exercise of share options is not included in the diluted earnings per share as the Company was loss-making. Due to the anti-dilutive nature of the outstanding options, basic and diluted earnings per share are equal